                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21261
                                        ----------------------------------------

                                Rydex ETF Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
--------------------------------------------------------------------------------
(Address of principal executive offices)                  (Zip code)

                                Carl Verboncoeur
                                Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100
                                                    --------------------

Date of fiscal year end: October 31, 2006
                         --------------------

Date of reporting period: January 31, 2006
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (sec.sec. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. sec. 3507.

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX S&P EQUAL WEIGHT ETF

                                                                        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS  99.9%
   AEROSPACE & DEFENSE 2.0%
   Boeing Co.                                               39,293   $ 2,684,105
   General Dynamics Corp.                                   25,057     2,915,633
   Goodrich Corp.                                           69,616     2,740,782
   Honeywell International, Inc.                            74,703     2,870,089
   L-3 Communications Holdings, Inc.                        38,070     3,084,431
   Lockheed Martin Corp.                                    44,362     3,001,089
   Northrop Grumman Corp.                                   47,286     2,937,879
   Raytheon Co.                                             70,411     2,884,739
   Rockwell Collins, Inc.                                   58,362     2,738,345
   United Technologies Corp.                                49,086     2,865,150
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                             28,722,242
                                                                     -----------
   AIR FREIGHT & LOGISTICS 0.6%
   FedEx Corp.                                              28,128     2,845,147
   Ryder System, Inc.                                       67,001     2,994,945
   United Parcel Service, Inc. - Class B                    36,865     2,761,557
                                                                     -----------
TOTAL AIR FREIGHT & LOGISTICS                                          8,601,649
                                                                     -----------
   AIRLINES 0.2%
   Southwest Airlines Co.                                  172,144     2,833,490
                                                                     -----------
TOTAL AIRLINES                                                         2,833,490
                                                                     -----------
   AUTO COMPONENTS 0.7%
   Cooper Tire & Rubber Co.                                185,433     2,779,641
   Dana Corp.                                              394,558     1,921,497
   Goodyear Tire & Rubber Co.*                             161,232     2,521,669
   Johnson Controls, Inc.                                   38,342     2,654,800
                                                                     -----------
TOTAL AUTO COMPONENTS                                                  9,877,607
                                                                     -----------
   AUTOMOBILES 0.6%
   Ford Motor Co.                                          342,840     2,941,567
   General Motors Corp.                                    124,948     3,006,249
   Harley-Davidson, Inc.                                    52,879     2,830,613
                                                                     -----------
TOTAL AUTOMOBILES                                                      8,778,429
                                                                     -----------
   BEVERAGES 1.5%
   Anheuser-Busch Cos., Inc.                                63,859     2,646,317
   Brown-Forman Corp.                                       39,148     2,776,376
   Coca-Cola Co (The)                                       68,208     2,822,447
   Coca-Cola Enterprises, Inc.                             140,588     2,775,207
   Constellation Brands, Inc. - Class A*                   109,959     2,934,806
   Molson Coors Brewing Co. - Class B                       42,195     2,637,188
   Pepsi Bottling Group, Inc.                               96,049     2,785,421
   PepsiCo, Inc.                                            47,313     2,705,357
                                                                     -----------
TOTAL BEVERAGES                                                       22,083,119
                                                                     -----------
   BIOTECHNOLOGY 1.4%
   Amgen, Inc.*                                             36,425     2,655,018
   Applera Corp. - Applied Biosystems Group                103,199     2,924,659
   Biogen Idec, Inc.*                                       62,601     2,801,395
   Chiron Corp.*                                            62,753     2,861,537
   Genzyme Corp.*                                           39,085     2,772,690
   Gilead Sciences, Inc.*                                   53,962     3,284,667
   Medimmune, Inc.*                                         78,401     2,675,042
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                   19,975,008
                                                                     -----------
   BUILDING PRODUCTS 0.4%
   American Standard Cos., Inc.                             68,570     2,468,520
   Masco Corp.                                              92,276     2,735,983
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                5,204,503
                                                                     -----------
   CAPITAL MARKETS 3.3%
   Ameriprise Financial, Inc.                               67,473     2,745,476
   Charles Schwab Corp.                                    181,770     2,688,378
   E*Trade Financial Corp.*                                136,804     3,254,567
   Federated Investors, Inc. - Class B                      74,198     2,864,785
   Franklin Resources, Inc.                                 28,818     2,838,573
   Goldman Sachs Group, Inc.                                22,862     3,229,258
   Janus Capital Group, Inc.                               147,889     3,089,401
   Lehman Brothers Holdings, Inc.                           21,750     3,054,788
   Mellon Financial Corp.                                   81,878     2,887,837
   Merrill Lynch & Co., Inc.                                41,078     3,083,725
   Morgan Stanley                                           48,881     3,003,737
   Northern Trust Corp.                                     51,217     2,674,040
   State Street Corp.                                       47,581     2,876,747
   T. Rowe Price Group, Inc.                                37,567     2,871,246
   The Bank of New York Co., Inc                            86,528     2,752,456
   The Bear Stearns Cos., Inc.                              25,274     3,196,150
                                                                     -----------
TOTAL CAPITAL MARKETS                                                 47,111,164
                                                                     -----------
   CHEMICALS 2.8%
   Air Products & Chemicals, Inc.                           45,920     2,832,805
   Ashland, Inc.                                            48,564     3,201,339
   Dow Chemical Co (The)                                    62,414     2,640,112
   Du Pont (E.I.) de Nemours & Co.                          65,037     2,546,199
   Eastman Chemical Co.                                     54,216     2,613,753
   Ecolab, Inc.                                             78,489     2,810,691
   Engelhard Corp.                                          94,424     3,805,287
   Hercules, Inc.*                                         236,376     2,767,963
   International Flavors &
   Fragrances, Inc.                                         83,877     2,764,586
   Monsanto Co.                                             37,123     3,140,977
   PPG Industries, Inc.                                     49,288     2,932,636
   Praxair, Inc.                                            52,229     2,751,424
   Rohm & Haas Co.                                          57,318     2,917,486
   Sigma-Aldrich Corp.                                      43,202     2,802,946
                                                                     -----------
TOTAL CHEMICALS                                                       40,528,204
                                                                     -----------
   COMMERCIAL BANKS 4.2%
   AmSouth Bancorporation                                  103,373     2,854,129
   Bank of America Corp.                                    59,954     2,651,765
   BB&T Corp.                                               64,944     2,535,414
   Comerica, Inc.                                           48,325     2,680,588
   Compass Bancshares, Inc.                                 56,472     2,751,316
   Fifth Third Bancorp                                      71,046     2,669,198
   First Horizon National Corp.                             71,235     2,697,669
   Huntington Bancshares, Inc.                             115,326     2,675,563
   KeyCorp                                                  83,867     2,968,053
   M&T Bank Corp.                                           25,337     2,743,997
   Marshall & Ilsley Corp.                                  63,708     2,671,914
   National City Corp.                                      80,649     2,756,583
   North Fork Bancorporation, Inc.                         100,328     2,580,436
   PNC Financial Services Group, Inc.                       43,834     2,843,073
   Regions Financial Corp.                                  81,534     2,705,298
   SunTrust Banks, Inc.                                     37,653     2,690,307
   Synovus Financial Corp.                                  98,670     2,730,199
   U.S. Bancorp                                             91,416     2,734,253
   Wachovia Corp.                                           52,219     2,863,168
   Washington Mutual, Inc.                                  63,517     2,688,039
   Wells Fargo & Co.                                        43,828     2,733,114
   Zions Bancorp                                            37,554     2,969,395
                                                                     -----------
TOTAL COMMERCIAL BANKS                                                60,193,471
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Allied Waste Industries, Inc.*                          304,839     2,770,986
   Avery Dennison Corp.                                     49,361     2,948,826
   Cendant Corp.                                           167,429     2,802,761
   Cintas Corp.                                             65,576     2,793,538
   Equifax, Inc.                                            73,628     2,821,425
   Monster Worldwide, Inc.*                                 68,647     2,928,481
   Pitney-Bowes, Inc.                                       66,413     2,838,492
   R.R. Donnelley & Sons Co.                                80,471     2,623,355
   Robert Half International, Inc.                          71,430     2,609,338
   Waste Management, Inc.                                   90,986     2,873,338
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  28,010,540
                                                                     -----------

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX S&P EQUAL WEIGHT ETF

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
   COMMUNICATIONS EQUIPMENT 2.8%
   ADC Telecommunications, Inc.*                           120,140   $ 3,046,750
   Andrew Corp.*                                           250,324     3,246,702
   Avaya, Inc.*                                            265,309     2,799,010
   CIENA Corp.*                                            980,342     3,921,368
   Cisco Systems, Inc.*                                    158,574     2,944,719
   Comverse Technology, Inc.*                              100,406     2,750,120
   Corning, Inc.*                                          131,991     3,213,981
   JDS Uniphase Corp.*                                   1,050,730     3,288,785
   Lucent Technologies, Inc.*                            1,016,906     2,684,632
   Motorola, Inc.                                          123,514     2,805,003
   QUALCOMM, Inc.                                           60,803     2,916,112
   Scientific-Atlanta, Inc.                                 64,550     2,760,158
   Tellabs, Inc.*                                          256,283     3,277,860
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                        39,655,200
                                                                     -----------
   COMPUTERS & PERIPHERALS 2.2%
   Apple Computer, Inc.*                                    39,059     2,949,345
   Dell, Inc.*                                              85,425     2,503,807
   EMC Corp.*                                              204,768     2,743,891
   Gateway, Inc.*                                        1,023,963     2,785,179
   Hewlett-Packard Co.                                      94,882     2,958,421
   International Business Machines Corp.                    33,732     2,742,412
   Lexmark International, Inc. - Class A*                   59,013     2,866,261
   NCR Corp.*                                               81,631     3,032,592
   Network Appliance, Inc.*                                 94,129     2,936,825
   QLogic Corp.*                                            85,093     3,375,639
   Sun Microsystems, Inc.*                                 638,654     2,873,943
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                         31,768,315
                                                                     -----------
   CONSTRUCTION & ENGINEERING 0.2%
   Fluor Corp.                                              36,998     3,253,974
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                       3,253,974
                                                                     -----------
   CONSTRUCTION MATERIALS 0.2%
   Vulcan Materials Co.                                     38,302     2,753,148
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                           2,753,148
                                                                     -----------
   CONSUMER FINANCE 0.6%
   American Express Co.                                     54,410     2,853,805
   Capital One Financial Corp.                              33,037     2,751,982
   SLM Corp.                                                51,370     2,874,665
                                                                     -----------
TOTAL CONSUMER FINANCE                                                 8,480,452
                                                                     -----------
   CONTAINERS & PACKAGING 1.0%
   Ball Corp.                                               70,295     2,846,948
   Bemis Co.                                               102,817     3,137,975
   Pactiv Corp.*                                           131,371     2,921,691
   Sealed Air Corp.*                                        51,512     2,847,068
   Temple-Inland, Inc.                                      64,510     3,025,519
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                          14,779,201
                                                                     -----------
   DISTRIBUTORS 0.2%
   Genuine Parts Co.                                        63,770     2,712,138
                                                                     -----------
TOTAL DISTRIBUTORS                                                     2,712,138
                                                                     -----------
   DIVERSIFIED CONSUMER SERVICES 0.4%
   Apollo Group, Inc. - Class A*                            41,487     2,309,581
   H&R Block, Inc.                                         116,183     2,841,836
                                                                     -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                                    5,151,417
                                                                     -----------
   DIVERSIFIED FINANCIAL SERVICES 0.8%
   CIT Group, Inc.                                          54,171     2,889,481
   Citigroup, Inc.                                          56,539     2,633,587
   JPMorgan Chase & Co.                                     70,920     2,819,070
   Moody's Corp.                                            45,521     2,882,390
                                                                     -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                  11,224,528
                                                                     -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
   AT&T Corp.                                              112,734     2,925,452
   BellSouth Corp.                                         101,479     2,919,551
   CenturyTel, Inc.                                         81,944     2,728,735
   Citizens Communications Co.                             217,821     2,672,664
   Qwest Communications International, Inc.*               492,036     2,962,057
   Verizon Communications, Inc.                             91,781     2,905,786
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          17,114,245
                                                                     -----------
   ELECTRIC UTILITIES 2.3%
   Allegheny Energy, Inc.*                                  88,722     3,086,638
   American Electric Power Co., Inc.                        74,200     2,769,144
   Cinergy Corp.                                            66,407     2,885,384
   Edison International                                     60,007     2,629,507
   Entergy Corp.                                            39,668     2,757,323
   Exelon Corp.                                             51,382     2,950,354
   FirstEnergy Corp.                                        57,175     2,864,468
   FPL Group, Inc.                                          65,188     2,724,207
   Pinnacle West Capital Corp.                              65,448     2,788,739
   PPL Corp.                                                93,023     2,802,783
   Progress Energy, Inc.                                    62,592     2,730,263
   Southern Co.                                             79,243     2,757,656
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                              33,746,466
                                                                     -----------
   ELECTRICAL EQUIPMENT 0.8%
   American Power Conversion Corp.                         124,524     2,951,219
   Cooper Industries Ltd. - Class A                         38,624     3,153,649
   Emerson Electric Co.                                     36,326     2,813,449
   Rockwell Automation, Inc.                                46,581     3,077,607
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                            11,995,924
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Agilent Technologies, Inc.*                              78,974     2,678,008
   Jabil Circuit, Inc.*                                     80,033     3,233,333
   Molex, Inc.                                             103,747     3,138,347
   Sanmina-SCI Corp.*                                      647,880     2,727,575
   Solectron Corp.*                                        762,738     2,913,659
   Symbol Technologies, Inc.                               233,716     2,886,393
   Tektronix, Inc.                                         101,258     2,987,111
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              20,564,426
                                                                     -----------
   ENERGY EQUIPMENT & SERVICES 2.3%
   Baker Hughes, Inc.                                       44,816     3,470,551
   BJ Services Co.                                          71,603     2,899,205
   Halliburton Co.                                          42,278     3,363,215
   Nabors Industries Ltd.*                                  35,678     2,898,838
   National Oilwell Varco, Inc.*                            43,214     3,287,289
   Noble Corp.                                              37,702     3,032,749
   Rowan Cos., Inc.                                         73,742     3,305,854
   Schlumberger Ltd.                                        27,354     3,486,267
   Transocean, Inc.*                                        40,426     3,280,570
   Weatherford International Ltd.*                          74,947     3,356,127
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                     32,380,665
                                                                     -----------
   FOOD & STAPLES RETAILING 1.9%
   Albertson's, Inc.                                       117,658     2,959,099
   Costco Wholesale Corp.                                   57,047     2,846,075
   CVS Corp.                                                96,671     2,683,587
   Kroger Co.*                                             145,959     2,685,645
   Safeway, Inc.                                           116,305     2,726,189
   SUPERVALU, Inc.                                          86,947     2,776,218
   Sysco Corp.                                              85,957     2,637,161
   Wal-Mart Stores, Inc.                                    56,698     2,614,345
   Walgreen Co.                                             59,906     2,592,732
   Whole Foods Market, Inc.                                 35,711     2,637,971
                                                                     -----------
TOTAL FOOD & STAPLES RETAILING                                        27,159,022
                                                                     -----------
   FOOD PRODUCTS 2.1%
   Archer-Daniels-Midland Co.                              114,128     3,595,032
   Campbell Soup Co.                                        92,658     2,773,254
   ConAgra Foods, Inc.                                     138,127     2,863,373
   General Mills, Inc.                                      56,101     2,727,070

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX S&P EQUAL WEIGHT ETF

                                                                        MARKET
                                                           SHARES        VALUE
                                                         ----------   -----------
   H.J. Heinz Co.                                            80,601   $ 2,735,598
   Hershey Co. (The)                                         48,497     2,483,046
   Kellogg Co.                                               63,070     2,705,703
   McCormick & Co, Inc.                                      92,473     2,793,609
   Sara Lee Corp.                                           153,534     2,806,602
   Tyson Foods, Inc. - Class A                              167,162     2,395,431
   Wm. Wrigley Jr. Co.                                       40,656     2,600,358
                                                                      -----------
TOTAL FOOD PRODUCTS                                                    30,479,076
                                                                      -----------
   GAS UTILITIES 0.4%
   Nicor, Inc.                                               67,190     2,748,071
   Peoples Energy Corp.                                      73,888     2,750,111
                                                                      -----------
TOTAL GAS UTILITIES                                                     5,498,182
                                                                      -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.3%
   Bausch & Lomb, Inc.                                       34,511     2,331,218
   Baxter International, Inc.                                72,490     2,671,257
   Becton Dickinson & Co.                                    47,949     3,107,095
   Biomet, Inc.                                              74,195     2,805,313
   Boston Scientific Corp.*                                 110,753     2,422,168
   C.R. Bard, Inc.                                           41,613     2,639,096
   Fisher Scientific International,
      Inc.*                                                  43,691     2,921,617
   Guidant Corp.                                             41,957     3,088,035
   Hospira, Inc.*                                            64,011     2,864,492
   Medtronic, Inc.                                           49,341     2,786,286
   Millipore Corp.*                                          41,866     2,879,543
   PerkinElmer, Inc.                                        118,485     2,694,349
   St Jude Medical, Inc.*                                    54,873     2,695,911
   Stryker Corp.                                             59,384     2,963,262
   Thermo Electron Corp.*                                    90,867     3,056,766
   Waters Corp.*                                             71,021     2,979,331
   Zimmer Holdings, Inc.*                                    40,241     2,774,617
                                                                      -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 47,680,356
                                                                      -----------
   HEALTH CARE PROVIDERS & SERVICES 3.9%
   Aetna, Inc.                                               28,916     2,799,069
   AmerisourceBergen Corp.                                   68,865     3,005,269
   Cardinal Health, Inc.                                     41,405     2,982,816
   Caremark Rx, Inc.*                                        52,390     2,582,827
   Cigna Corp.                                               24,830     3,019,328
   Coventry Health Care, Inc.*                               48,331     2,879,048
   Express Scripts, Inc.*                                    31,603     2,885,038
   HCA, Inc.                                                 53,813     2,641,142
   Health Management Associates, Inc.
      - Class A                                             120,805     2,539,321
   Humana, Inc.*                                             58,360     3,254,737
   IMS Health, Inc.                                         111,687     2,747,500
   Laboratory Corp. of America
      Holdings*                                              51,492     3,020,006
   Manor Care, Inc.                                          70,972     2,775,005
   McKesson Corp.                                            53,477     2,834,281
   Medco Health Solutions, Inc.*                             49,224     2,663,018
   Patterson Cos., Inc.*                                     80,973     2,795,998
   Quest Diagnostics, Inc.                                   53,439     2,641,490
   Tenet Healthcare Corp.*                                  329,850     2,398,009
   UnitedHealth Group, Inc.                                  44,546     2,646,923
   WellPoint, Inc.*                                          35,701     2,741,837
                                                                      -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 55,852,662
                                                                      -----------
  HOTELS, RESTAURANTS & LEISURE 2.2%
   Carnival Corp.                                            50,835     2,631,220
   Darden Restaurants, Inc.                                  80,363     3,267,560
   Harrah's Entertainment, Inc.                              41,629     3,063,894
   Hilton Hotels Corp.                                      122,393     3,051,257
   International Game Technology, Inc.                       93,631     3,350,117
   Marriott International, Inc. -
      Class A                                                41,464     2,763,161
   McDonald's Corp.                                          79,128     2,770,271
   Starbucks Corp.*                                          88,843     2,816,323
   Starwood Hotels & Resorts
      Worldwide, Inc.                                        43,355     2,636,418
   Wendy's International, Inc.                               50,710     2,989,354
   Yum! Brands, Inc.                                         58,180     2,878,165
                                                                      -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    32,217,740
                                                                      -----------
   HOUSEHOLD DURABLES 2.7%
   Black & Decker Corp.                                      33,053     2,852,474
   Centex Corp.                                              38,596     2,755,368
   D.R. Horton, Inc.                                         73,937     2,759,329
   Fortune Brands, Inc.                                      36,393     2,728,019
   Harman International Industries,
      Inc.                                                   24,951     2,744,610
   KB Home                                                   37,925     2,889,885
   Leggett & Platt, Inc.                                    115,916     2,853,852
   Lennar Corp. - Class A                                    46,184     2,889,271
   Maytag Corp.                                             150,628     2,593,814
   Newell Rubbermaid, Inc.                                  116,003     2,742,311
   Pulte Homes, Inc.                                         65,543     2,615,166
   Snap-On, Inc.                                             73,589     2,953,127
   Stanley Works                                             58,385     2,863,200
   Whirlpool Corp.                                           32,809     2,647,030
                                                                      -----------
TOTAL HOUSEHOLD DURABLES                                               38,887,456
                                                                      -----------
   HOUSEHOLD PRODUCTS 0.8%
   Clorox Co.                                                50,536     3,024,580
   Colgate-Palmolive Co.                                     49,881     2,737,968
   Kimberly-Clark Corp.                                      47,458     2,710,801
   Procter & Gamble Co.                                      47,139     2,792,016
                                                                      -----------
TOTAL HOUSEHOLD PRODUCTS                                               11,265,365
                                                                      -----------
   INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS 1.0%
   AES Corp.*                                               172,642     2,941,819
   Constellation Energy Group, Inc.                          45,860     2,672,262
   Duke Energy Corp.                                        102,251     2,898,816
   Dynegy, Inc. - Class A*                                  576,794     3,172,367
   TXU Corp.                                                 52,573     2,662,297
                                                                      -----------
TOTAL INDEPENDENT POWER PRODUCERS AND
   ENERGY TRADERS                                                      14,347,561
                                                                      -----------
   INDUSTRIAL CONGLOMERATES 0.7%
   3M Co.                                                    36,181     2,632,168
   General Electric Co.                                      78,358     2,566,224
   Textron, Inc.                                             36,141     3,052,469
   Tyco International Ltd.                                   98,513     2,566,264
                                                                      -----------
TOTAL INDUSTRIAL CONGLOMERATES                                         10,817,125
                                                                      -----------
   INSURANCE 4.6%
   ACE Ltd.                                                  51,129     2,799,313
   AFLAC, Inc.                                               58,660     2,754,087
   Allstate Corp                                             50,761     2,642,110
   Ambac Financial Group, Inc.                               36,046     2,768,693
   American International Group, Inc.                        42,554     2,785,585
   Aon Corp.                                                 76,830     2,629,123
   Chubb Corp.                                               28,804     2,717,657
   Cincinnati Financial Corp.                                61,481     2,799,845
   Genworth Financial, Inc.                                  80,557     2,639,047
   Hartford Financial Services Group,
      Inc.                                                   32,136     2,642,543
   Jefferson-Pilot Corp.                                     49,951     2,913,642
   Lincoln National Corp.                                    53,487     2,916,646
   Loews Corp.                                               28,958     2,857,865
   Marsh & McLennan Cos, Inc.                                87,362     2,654,931
   MBIA, Inc.                                                45,944     2,828,313
   MetLife, Inc.                                             56,049     2,811,418
   Principal Financial Group, Inc.                           56,147     2,647,893
   Progressive Corp.                                         23,046     2,420,752
   Prudential Financial, Inc.                                36,782     2,771,156
   SAFECO Corp.                                              48,639     2,541,388
   St. Paul Travelers Cos., Inc.                             62,152     2,820,458
   Torchmark Corp.                                           50,252     2,819,137
   UnumProvident Corp.                                      127,362     2,589,269

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX S&P EQUAL WEIGHT ETF

                                                                        MARKET
                                                             SHARES      VALUE
                                                            -------   -----------
   XL Capital Ltd. - Class A                                 41,890   $ 2,834,277
                                                                      -----------
TOTAL INSURANCE                                                        65,605,148
                                                                      -----------
   INTERNET & CATALOG RETAIL 0.2%
   Amazon.Com, Inc.*                                         56,787     2,545,193
                                                                      -----------
TOTAL INTERNET & CATALOG RETAIL                                         2,545,193
                                                                      -----------
   INTERNET SOFTWARE & SERVICES 0.5%
   eBay, Inc.*                                               61,923     2,668,881
   VeriSign, Inc.*                                          120,932     2,872,135
   Yahoo!, Inc.*                                             67,872     2,330,725
                                                                      -----------
TOTAL INTERNET SOFTWARE & SERVICES                                      7,871,741
                                                                      -----------
   IT SERVICES 2.0%
   Affiliated Computer Services, Inc.
      - Class A*                                             50,895     3,186,027
   Automatic Data Processing, Inc.                           59,817     2,628,359
   Computer Sciences Corp.*                                  56,565     2,867,846
   Convergys Corp.*                                         159,179     2,737,879
   Electronic Data Systems Corp.                            118,828     2,993,277
   First Data Corp.                                          64,186     2,894,789
   Fiserv, Inc.*                                             65,211     2,867,980
   Paychex, Inc.                                             66,661     2,423,127
   Sabre Holdings Corp.                                     116,240     2,847,880
   Unisys Corp.*                                            453,025     3,030,737
                                                                      -----------
TOTAL IT SERVICES                                                      28,477,901
                                                                      -----------
   LEISURE EQUIPMENT & PRODUCTS 0.8%
   Brunswick Corp.                                           68,133     2,561,120
   Eastman Kodak Co.                                        114,604     2,876,560
   Hasbro, Inc.                                             138,199     2,929,819
   Mattel, Inc.                                             165,246     2,726,559
                                                                      -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     11,094,058
                                                                      -----------
   MACHINERY 2.6%
   Caterpillar, Inc.                                         47,674     3,237,065
   Cummins, Inc.                                             31,716     3,085,967
   Danaher Corp.                                             48,729     2,760,011
   Deere & Co.                                               40,245     2,887,981
   Dover Corp.                                               67,205     3,086,726
   Eaton Corp.                                               42,000     2,780,400
   Illinois Tool Works, Inc.                                 31,109     2,622,178
   Ingersoll-Rand Co. Ltd. - Class A                         69,105     2,713,753
   ITT Industries, Inc.                                      28,587     2,930,167
   Navistar International Corp.*                             99,486     2,706,019
   PACCAR, Inc.                                              38,874     2,705,630
   Pall Corp.                                               103,051     2,967,869
   Parker Hannifin Corp.                                     40,889     3,098,159
                                                                      -----------
TOTAL MACHINERY                                                        37,581,925
                                                                      -----------
   MEDIA 3.5%
   CBS Corp. - Class B                                      101,490     2,651,934
   Clear Channel Communications, Inc.                        85,164     2,492,750
   Comcast Corp. - Class A*                                 105,238     2,927,721
   Dow Jones & Co., Inc.                                     78,156     2,970,710
   EW Scripps Co. - Class A                                  59,466     2,874,586
   Gannett Co, Inc.                                          45,619     2,819,254
   Interpublic Group of Cos., Inc.*                         295,601     2,985,570
   Knight Ridder, Inc.                                       43,849     2,729,600
   McGraw-Hill Cos., Inc.                                    53,213     2,715,992
   Meredith Corp.                                            54,112     2,963,173
   New York Times Co. - Class A                             101,560     2,874,148
   News Corp. - Class A                                     176,362     2,779,465
   Omnicom Group, Inc.                                       31,967     2,614,581
   Time Warner, Inc.*                                       156,617     2,745,496
   Tribune Co.                                               90,051     2,612,380
   Univision Communications, Inc. -
      Class A*                                               91,055     2,899,191
   Viacom, Inc. - Class B*                                   63,284     2,625,020
   Walt Disney Co.                                          112,284     2,841,908
                                                                      -----------
TOTAL MEDIA                                                            50,123,479
                                                                      -----------
   METALS & MINING 1.7%
   Alcoa, Inc.                                               98,532     3,103,758
   Allegheny Technologies, Inc.                              81,984     4,250,870
   Freeport-McMoRan Copper & Gold,
      Inc. - Class B                                         52,778     3,390,986
   Newmont Mining Corp.                                      56,582     3,496,768
   Nucor Corp.                                               42,543     3,583,397
   Phelps Dodge Corp.                                        20,491     3,288,806
   United States Steel Corp.                                 59,332     3,545,087
                                                                      -----------
TOTAL METALS & MINING                                                  24,659,672
                                                                      -----------
   MULTI-UTILITIES 2.5%
   Ameren Corp.                                              53,572     2,719,315
   CenterPoint Energy, Inc.                                 209,506     2,677,487
   CMS Energy Corp.*                                        195,042     2,822,258
   Consolidated Edison, Inc.                                 60,454     2,841,942
   Dominion Resources, Inc.                                  34,653     2,617,341
   DTE Energy Co.                                            63,288     2,670,754
   KeySpan Corp.                                             80,906     2,906,143
   NiSource, Inc.                                           129,409     2,656,767
   PG&E Corp.                                                74,834     2,792,056
   Public Service Enterprise Group,
      Inc.                                                   42,714     2,973,749
   Sempra Energy                                             60,297     2,897,271
   TECO Energy, Inc.                                        157,110     2,683,439
   Xcel Energy, Inc.                                        148,606     2,885,928
                                                                      -----------
TOTAL MULTI-UTILITIES                                                  36,144,450
                                                                      -----------
   MULTILINE RETAIL 2.0%
   Big Lots, Inc.*                                          227,283     3,038,774
   Dillard's, Inc. - Class A                                114,243     2,958,894
   Dollar General Corp.                                     143,314     2,422,007
   Family Dollar Stores, Inc.                               122,240     2,927,648
   Federated Department Stores, Inc.                         42,441     2,827,844
   J.C. Penney Holding Co, Inc.                              51,427     2,869,627
   Kohl's Corp.*                                             60,470     2,684,263
   Nordstrom, Inc.                                           76,045     3,172,597
   Sears Holdings Corp.*                                     22,719     2,758,995
   Target Corp.                                              51,515     2,820,446
                                                                      -----------
TOTAL MULTILINE RETAIL                                                 28,481,095
                                                                      -----------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                             186,993     2,675,870
                                                                      -----------
TOTAL OFFICE ELECTRONICS                                                2,675,870
                                                                      -----------
   OIL, GAS & CONSUMABLE FUELS 4.0%
   Amerada Hess Corp.                                        21,354     3,305,599
   Anadarko Petroleum Corp.                                  27,947     3,013,246
   Apache Corp.                                              38,384     2,899,144
   Burlington Resources, Inc.                                32,646     2,979,274
   Chevron Corp.                                             47,387     2,813,840
   ConocoPhillips                                            48,114     3,112,976
   Devon Energy Corp.                                        41,513     2,831,602
   El Paso Corp.                                            227,557     3,062,917
   EOG Resources, Inc.                                       34,821     2,943,767
   Exxon Mobil Corp.                                         46,930     2,944,857
   Kerr-McGee Corp.                                          29,561     3,263,239
   Kinder Morgan, Inc.                                       29,904     2,878,260
   Marathon Oil Corp.                                        43,762     3,363,985
   Murphy Oil Corp.                                          50,432     2,874,624
   Occidental Petroleum Corp.                                33,237     3,247,587
   Sunoco, Inc.                                              33,611     3,199,767
   Valero Energy Corp.                                       50,919     3,178,873
   Williams Cos., Inc.                                      114,217     2,722,933
   XTO Energy, Inc.                                          59,860     2,937,929
                                                                      -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                      57,574,419
                                                                      -----------

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX S&P EQUAL WEIGHT ETF

                                                                        MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
   PAPER & FOREST PRODUCTS 0.8%
   International Paper Co.                                  83,242   $ 2,716,187
   Louisiana-Pacific Corp.                                 105,013     3,092,633
   MeadWestvaco Corp.                                       98,497     2,628,885
   Weyerhaeuser Co.                                         42,228     2,945,825
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                         11,383,530
                                                                     -----------
   PERSONAL PRODUCTS 0.6%
   Alberto-Culver Co. Class B                               60,925     2,698,977
   Avon Products, Inc.                                      96,045     2,719,994
   Estee Lauder Cos., Inc                                   70,050     2,554,724
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                7,973,695
                                                                     -----------
   PHARMACEUTICALS 2.7%
   Abbott Laboratories                                      70,907     3,059,637
   Allergan, Inc.                                           25,844     3,008,242
   Bristol-Myers Squibb Co.                                127,675     2,909,713
   Eli Lilly & Co.                                          50,062     2,834,511
   Forest Laboratories, Inc.*                               67,990     3,146,577
   Johnson & Johnson                                        46,586     2,680,558
   King Pharmaceuticals, Inc.*                             169,165     3,171,844
   Merck & Co., Inc.                                        95,844     3,306,618
   Mylan Laboratories, Inc.                                134,608     2,651,778
   Pfizer, Inc.                                            122,734     3,151,809
   Schering-Plough Corp.                                   141,256     2,705,052
   Watson Pharmaceuticals, Inc.*                            84,240     2,787,502
   Wyeth                                                    62,609     2,895,666
                                                                     -----------
TOTAL PHARMACEUTICALS                                                 38,309,507
                                                                     -----------
   REAL ESTATE 1.9%
   Apartment Investment & Management Co. - Class A          72,705     3,091,417
   Archstone-Smith Trust                                    65,525     3,070,501
   Equity Office Properties Trust                           95,984     3,054,211
   Equity Residential Properties Trust                      69,071     2,929,301
   Plum Creek Timber Co., Inc.                              74,650     2,757,571
   Prologis                                                 60,040     3,075,249
   Public Storage, Inc.                                     39,820     2,889,737
   Simon Property Group, Inc.                               35,399     2,932,453
   Vornado Realty Trust                                     32,720     2,890,485
                                                                     -----------
TOTAL REAL ESTATE                                                     26,690,925
                                                                     -----------
   ROAD & RAIL 0.9%
   Burlington Northern Santa Fe Corp.                       42,042     3,368,405
   CSX Corp.                                                56,967     3,049,444
   Norfolk Southern Corp.                                   64,267     3,203,067
   Union Pacific Corp.                                      36,629     3,240,201
                                                                     -----------
TOTAL ROAD & RAIL                                                     12,861,117
                                                                     -----------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.2%
   Advanced Micro Devices, Inc.*                           101,748     4,259,171
   Altera Corp.*                                           143,698     2,774,808
   Analog Devices, Inc.                                     73,371     2,917,965
   Applied Materials, Inc.                                 147,745     2,814,542
   Applied Micro Circuits Corp.*                         1,017,628     3,347,996
   Broadcom Corp. - Class A*                                56,927     3,882,422
   Freescale Semiconductor, Inc. - Class A*                105,244     2,657,411
   Intel Corp.                                             105,369     2,241,199
   KLA-Tencor Corp.                                         53,831     2,798,135
   Linear Technology Corp.                                  73,724     2,743,270
   LSI Logic Corp.*                                        328,151     3,002,582
   Maxim Integrated Products, Inc.                          73,047     2,997,849
   Micron Technology, Inc.*                                207,156     3,041,050
   National Semiconductor Corp.                            101,090     2,851,749
   Novellus Systems, Inc.*                                 112,763     3,196,831
   NVIDIA Corp.*                                            75,853     3,410,351
   PMC - Sierra, Inc.*                                     349,306     3,304,435
   Teradyne, Inc.*                                         182,031     3,170,980
   Texas Instruments, Inc.                                  83,305     2,435,005
   Xilinx, Inc.                                            101,915     2,869,926
                                                                     -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         60,717,677
                                                                     -----------
   SOFTWARE 2.6%
   Adobe Systems, Inc.                                      80,665     3,204,014
   Autodesk, Inc.                                           64,781     2,629,461
   BMC Software, Inc.*                                     136,885     3,025,158
   CA, Inc.                                                 95,669     2,611,764
   Citrix Systems, Inc.*                                   103,584     3,194,530
   Compuware Corp.*                                        308,588     2,542,765
   Electronic Arts, Inc.*                                   52,214     2,849,840
   Intuit, Inc.*                                            51,241     2,681,441
   Microsoft Corp.                                         103,580     2,915,777
   Novell, Inc.*                                           324,960     3,165,110
   Oracle Corp.*                                           219,308     2,756,702
   Parametric Technology Corp.*                            490,564     3,070,931
   Siebel Systems, Inc.                                      3,198        33,931
   Symantec Corp.*                                         158,144     2,906,687
                                                                     -----------
TOTAL SOFTWARE                                                        37,588,111
                                                                     -----------
   SPECIALTY RETAIL 3.2%
   AutoNation, Inc.*                                       126,996     2,830,741
   AutoZone, Inc.*                                          29,715     2,904,641
   Bed Bath & Beyond, Inc.*                                 66,532     2,488,962
   Best Buy Co., Inc.                                       62,726     3,177,699
   Circuit City Stores, Inc.                               130,074     3,279,166
   Home Depot, Inc.                                         66,026     2,677,354
   Limited Brands, Inc.                                    120,316     2,846,677
   Lowe's Cos., Inc.                                        40,507     2,574,220
   Office Depot, Inc.*                                      94,910     3,146,267
   OfficeMax, Inc.                                          97,600     2,788,432
   RadioShack Corp.                                        118,249     2,625,128
   Sherwin-Williams Co.                                     63,620     3,365,498
   Staples, Inc.                                           121,302     2,876,070
   The Gap, Inc.                                           152,504     2,758,797
   Tiffany & Co.                                            69,769     2,630,291
   TJX Cos, Inc.                                           119,690     3,055,686
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                46,025,629
                                                                     -----------
   TEXTILES, APPAREL & LUXURY GOODS 1.0%
   Coach, Inc.*                                             81,852     2,942,579
   Jones Apparel Group, Inc.                                92,431     2,891,242
   Liz Claiborne, Inc.                                      78,701     2,732,499
   Nike, Inc. - Class B                                     30,763     2,490,265
   Reebok International Ltd.                                   582        34,332
   V.F. Corp.                                               48,782     2,706,425
                                                                     -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                13,797,342
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Countrywide Financial Corp.                              78,508     2,625,307
   Federal Home Loan Mortgage Corp.                         43,017     2,919,134
   Federal National Mortgage Association                    58,539     3,391,750
   Golden West Financial Corp.                              41,604     2,938,074
   MGIC Investment Corp.                                    43,079     2,843,645
   Sovereign Bancorp, Inc.                                 129,289     2,818,500
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                      17,536,410
                                                                     -----------
   TOBACCO 0.6%
   Altria Group, Inc.                                       37,905     2,742,048
   Reynolds American, Inc.                                  28,977     2,930,444
   UST, Inc.                                                67,926     2,645,038
                                                                     -----------
TOTAL TOBACCO                                                          8,317,530
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   W.W. Grainger, Inc.                                      39,437     2,797,266
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 2,797,266
                                                                     -----------

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX S&P EQUAL WEIGHT ETF

                                                                      MARKET
                                                        SHARES         VALUE
                                                      ---------   --------------
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   ALLTEL Corp.                                          43,310   $    2,599,899
   Sprint Nextel Corp.                                  112,187        2,567,961
                                                                  --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              5,167,860
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $1,330,495,729)                                           1,433,705,620
                                                                  --------------
SHORT TERM INVESTMENTS 0.1%
   Short-Term Investment Co.                          1,509,479        1,509,479
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,509,479)                                                   1,509,479
                                                                  --------------
TOTAL INVESTMENTS 100.0%
   (Cost $1,332,005,208) (a)                                       1,435,215,099
                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (b)                         662,004
                                                                  --------------
NET ASSETS - 100.0%                                               $1,435,877,103
                                                                  ==============

*    Non-Income Producing Security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $103,209,891 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $143,780,290 and aggregate gross unrealized depreciation of $40,570,399.

(b)  Amount represents less than 0.05% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX RUSSELL TOP 50 ETF

                                                                       MARKET
                                                           SHARES      VALUE
                                                          -------   -----------
COMMON STOCKS  100.0%

   AEROSPACE & DEFENSE 1.1%
   United Technologies Corp.                               25,223   $ 1,472,266
                                                                    -----------
TOTAL AEROSPACE & DEFENSE                                             1,472,266
                                                                    -----------
   AIR FREIGHT & LOGISTICS 0.9%
   United Parcel Service, Inc. - Class B                   14,972     1,121,553
                                                                    -----------
TOTAL AIR FREIGHT & LOGISTICS                                         1,121,553
                                                                    -----------
   BEVERAGES 3.4%
   Coca-Cola Co (The)                                      51,242     2,120,394
   PepsiCo, Inc.                                           40,987     2,343,637
                                                                    -----------
TOTAL BEVERAGES                                                       4,464,031
                                                                    -----------
   BIOTECHNOLOGY 2.4%
   Amgen, Inc.*                                            30,448     2,219,355
   Genentech, Inc.*                                        11,417       980,948
                                                                    -----------
TOTAL BIOTECHNOLOGY                                                   3,200,303
                                                                    -----------
   CAPITAL MARKETS 1.4%
   Ameriprise Financial, Inc.                               5,343       217,407
   Morgan Stanley                                          26,829     1,648,642
                                                                    -----------
TOTAL CAPITAL MARKETS                                                 1,866,049
                                                                    -----------
   COMMERCIAL BANKS 8.4%
   Bank of America Corp.                                  113,596     5,024,351
   U.S. Bancorp                                            44,845     1,341,314
   Wachovia Corp.                                          38,723     2,123,182
   Wells Fargo & Co.                                       41,388     2,580,956
                                                                    -----------
TOTAL COMMERCIAL BANKS                                               11,069,803
                                                                    -----------
   COMMUNICATIONS EQUIPMENT 3.7%
   Cisco Systems, Inc.*                                   158,688     2,946,836
   QUALCOMM, Inc.                                          40,081     1,922,285
                                                                    -----------
TOTAL COMMUNICATIONS EQUIPMENT                                        4,869,121
                                                                    -----------
   COMPUTERS & PERIPHERALS 5.4%
   Dell, Inc.*                                             60,054     1,760,183
   Hewlett-Packard Co.                                     70,827     2,208,386
   International Business Machines Corp.                   39,595     3,219,073
                                                                    -----------
TOTAL COMPUTERS & PERIPHERALS                                         7,187,642
                                                                    -----------
   CONSUMER FINANCE 1.1%
   American Express Co.                                    26,845     1,408,020
                                                                    -----------
TOTAL CONSUMER FINANCE                                                1,408,020
                                                                    -----------
   DIVERSIFIED FINANCIAL SERVICES 7.1%
   Citigroup, Inc.                                        127,268     5,928,143
   JPMorgan Chase & Co.                                    86,250     3,428,438
                                                                    -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                  9,356,581
                                                                    -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.5%
      AT&T Corp.                                           96,120     2,494,314
   Verizon Communications, Inc.                            68,096     2,155,919
                                                                    -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                              4,650,233
                                                                    -----------
   FOOD & STAPLES RETAILING 2.2%
   Wal-Mart Stores, Inc.                                   61,830     2,850,981
                                                                    -----------
TOTAL FOOD & STAPLES RETAILING                                        2,850,981
                                                                    -----------
   FOOD PRODUCTS 0.1%
   Kraft Foods, Inc.                                        6,133       180,556
                                                                    -----------
TOTAL FOOD PRODUCTS                                                     180,556
                                                                    -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
   Medtronic, Inc.                                         29,840     1,685,065
                                                                    -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,685,065
                                                                    -----------
   HEALTH CARE PROVIDERS & SERVICES 1.4%
   UnitedHealth Group, Inc.                                31,569     1,875,830
                                                                    -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,875,830
                                                                    -----------
   HOUSEHOLD PRODUCTS 3.7%
   Procter & Gamble Co.                                    82,170     4,866,929
                                                                    -----------
TOTAL HOUSEHOLD PRODUCTS                                              4,866,929
                                                                    -----------
   INDUSTRIAL CONGLOMERATES 7.4%
   3M Co.                                                  18,846     1,371,046
   General Electric Co.                                   258,757     8,474,292
                                                                    -----------
TOTAL INDUSTRIAL CONGLOMERATES                                        9,845,338
                                                                    -----------
   INSURANCE 2.8%
   American International Group, Inc.                      56,289     3,684,678
                                                                    -----------
TOTAL INSURANCE                                                       3,684,678
                                                                    -----------
   INTERNET SOFTWARE & SERVICES 1.3%
   Google, Inc.*                                            3,914     1,695,740
                                                                    -----------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,695,740
                                                                    -----------
   MEDIA 5.0%
   CBS Corp. - Class B                                     17,412       454,976
   Comcast Corp. - Class A*                                49,909     1,388,468
   News Corp. - Class A                                    56,891       896,602
   Time Warner, Inc.*                                     112,423     1,970,775
   Viacom, Inc. - Class B*                                 17,412       722,250
   Walt Disney Co.                                         46,934     1,187,900
                                                                    -----------
TOTAL MEDIA                                                           6,620,971
                                                                    -----------
   OIL, GAS & CONSUMABLE FUELS 11.5%
   Chevron Corp.                                           54,965     3,263,822
   ConocoPhillips                                          33,727     2,182,137
   Exxon Mobil Corp.                                      154,691     9,706,860
                                                                    -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                                    15,152,819
                                                                    -----------
   PHARMACEUTICALS 11.5%
   Abbott Laboratories                                     37,925     1,636,464
   Eli Lilly & Co.                                         23,987     1,358,144
   Johnson & Johnson                                       72,990     4,199,845
   Merck & Co., Inc.                                       54,108     1,866,726
   Pfizer, Inc.                                           182,386     4,683,672
   Wyeth                                                   32,750     1,514,687
                                                                    -----------
TOTAL PHARMACEUTICALS                                                15,259,538
                                                                    -----------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.4%
   Intel Corp.                                            151,007     3,211,919
                                                                    -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                          3,211,919
                                                                    -----------
   SOFTWARE 5.6%
   Microsoft Corp.                                        222,736     6,270,019
   Oracle Corp.*                                           92,404     1,161,518
                                                                    -----------
TOTAL SOFTWARE                                                        7,431,537
                                                                    -----------
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.                                        52,836     2,142,500
                                                                    -----------
TOTAL SPECIALTY RETAIL                                                2,142,500
                                                                    -----------
   THRIFTS & MORTGAGE FINANCE 1.0%
   Federal National Mortgage Association                   23,606     1,367,732
                                                                    -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                      1,367,732
                                                                    -----------
   TOBACCO 2.8%
   Altria Group, Inc.                                      50,762     3,672,123
                                                                    -----------
TOTAL TOBACCO                                                         3,672,123
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $130,209,492)                                              132,209,858
                                                                    -----------
SHORT TERM INVESTMENTS 0.0% (a)
   Short-Term Investment Co.                                  100           100
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
   (Cost $100)                                                              100
                                                                    -----------

SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2006
RYDEX RUSSELL TOP 50 ETF

TOTAL INVESTMENTS 100.0%
   (Cost $130,209,592) (b)                                           132,209,958
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES-
   0.0% (a)                                                                8,560
                                                                    ------------
NET ASSETS - 100.0%                                                 $132,218,518
                                                                    ============

*    Non-Income Producing Security.

(a)  Amount represents less than 0.05% of net assets.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2006, net unrealized appreciation was $2,000,366 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,631,118 and aggregate gross unrealized depreciation of $4,630,752.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By: /s/ Carl Verboncoeur
    ----------------------------------
         Carl Verboncoeur
         President

Date: March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Carl Verboncoeur
    ----------------------------------
         Carl Verboncoeur
         President

Date: March 23, 2006

By: /s/ Nick Bonos
    ----------------------------------
         Nick Bonos
         Treasurer

Date: March 23, 2006